Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Marsico Focused Growth Portfolio

(the “Portfolio”)

Supplement dated June 16, 2016 to the

Prospectus dated May 1, 2016

On May 25, 2016, the Board of Trustees (the “Board”) of SunAmerica Series Trust, including a majority of those trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended, approved a replacement of the subadviser of the Portfolio from Marsico Capital Management, LLC to Janus Capital Management, LLC (“Janus”). In connection with such replacement, the Board approved a change in the name of the Portfolio to “SA Janus Focused Growth Portfolio” and certain changes to the Portfolio’s principal investment strategies. These changes are expected to become effective on or about June 30, 2016.

The Board has the authority, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission, to enter into subadvisory agreements without a shareholder vote under certain conditions. Shareholders of record on May 31, 2016 will receive a notice explaining how to access an information statement that contains additional information you should know about the Subadvisory Agreement. Shareholders should review carefully the specific changes to the Prospectus detailed below, which reflect the changes in name and principal investment strategies noted above.

Change in Portfolio’s Name

All references to the Portfolio as “SA Marsico Focused Growth Portfolio” are replaced with “SA Janus Focused Growth Portfolio.”

Advisory Fee Waiver

In the section entitled “Portfolio Summary: SA Marsico Focused Growth Portfolio – Fees and Expenses of the Portfolio,” the table of Annual Portfolio Operating Expenses is deleted in its entirety and replaced with the following:

Annual Portfolio Operation Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1 Fees)	None	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.90%	1.05%	1.15%
Fee Waiver and/or Expense Reimbursement(1)(2)	0.10%	0.10%	0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	0.80%	0.95%	1.05%

[1]

Pursuant to an Advisory Fee Wavier Agreement, effective June 30, 2016 through April 30, 2017, the investment adviser, SunAmerica Asset Management, LLC (“SAAMCo”), is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SAAMCo is equal to 0.75% of average daily net assets. This waiver agreement may only be terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.

[2]	The expense table above has been restated to reflect a complete fiscal year of the contractual Advisory Fee Waiver Agreement that was instituted on June 30, 2016.

In addition, the “Expense Example” is deleted and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual fee waivers remain in effect only for the period ended April 30, 2017. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$82	$277	$489	$1,099
Class 2 Shares	$97	$324	$570	$1,274
Class 3 Shares	$107	$355	$623	$1,389

Change in Principal Investment Strategies and Principal Risks

The section entitled “Portfolio Summary: SA Marsico Focused Growth Portfolio – Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 30 to 40 common stocks. The Portfolio invests primarily in common stocks of large-cap companies but may also invest in smaller, emerging growth companies. The Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.

In selecting investments for the Portfolio, the subadviser seeks to invest in companies with distinct long-term competitive advantages, strong free cash flow generation and that trade at attractive valuations.

The subadviser applies a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The subadviser may reduce or sell the Portfolio’s investments in portfolio securities if, in the opinion of the subadviser, replacing a security with another is a more attractive investment, a security has reached full valuation, or the investment outlook for a security changes.

The risk factor entitled “Small- and Medium-Sized Companies Risk” is added to the section entitled “Portfolio Summary: SA Marsico Focused Growth Portfolio – Principal Risks of Investing in the Portfolio” as follows:

Small- and Medium-Sized Companies Risk. Securities of small- and medium-sized companies are usually more volatile and entail greater risks than securities of large companies.

Change in Subadviser and Portfolio Managers

The section entitled “Portfolio Summary: SA Marsico Focused Growth Portfolio – Investment Adviser” and the table captioned “Portfolio Managers” are hereby deleted in their entirety and replaced with the following:

Investment Adviser

The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by Janus Capital Management, LLC.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Doug Rao	2016	Portfolio Manager
Nick Schommer, CFA	2016	Portfolio Manager

Additional Information about the Portfolio

In the section entitled “Additional Information About the Portfolios’ Investment Strategies And Investment Risks,” the information with respect to the Portfolio is deleted in its entirety and replaced with the following:

SA Janus Focused Growth Portfolio. The Portfolio may invest in convertible securities, warrants, and IPOs. The Portfolio may also invest in fixed income securities, primarily U.S. government securities, preferred stocks, junk bonds (up to 5% of net assets), investment-grade securities and zero coupon, deferred interest and PIK bonds. The Portfolio also may invest in forward commitment agreements and when-issued and delayed-delivery transactions. The Portfolio also may engage in currency transactions and may make short-term investments. Additional risks that the Portfolio may be subject to are as follows:

•	Active Trading Risk

•	Convertible Securities Risk

•	Credit Quality Risk

•	Derivatives Risk

•	Hedging Risk

•	Currency Volatility Risk

•	IPO Investing Risk

•	Risk of Investing in Bonds

•	Risk of Investing in Junk Bonds

•	U.S. Government Obligations Risk

In the section entitled “Management – Information about the Investment Adviser and Manager” the following footnote 9 is inserted at the end of the table on p. 152 of the Prospectus and a reference to footnote 9 is inserted adjacent to the reference to SA Marsico Focused Growth Portfolio:

[9]

Pursuant to an Advisory Fee Waiver Agreement, effective June 30, 2016 through April 30, 2017, SAAMCo is contractually obligated to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo is equal to 0.75% of average daily net assets. This agreement may be modified or discontinued prior to April 30, 2017 only with the approval of the Board of the Trust, including a majority of the Independent Trustees.

The information with respect to the Portfolio in the table under the subheading “Commission Recapture Program” on p. 153 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	Class 1	Class 2	Class 3
SA Janus Focused Growth Portfolio (f/k/a SA Marsico Focused Growth Portfolio)*	0.80%	0.95%	1.05%

*	The amount by which brokerage commission recapture reduced Portfolio expenses was less than 0.01%.

In addition, the information with respect to the Portfolio in the table under the subheading “Expense Example After Waivers and/or Reimbursements/Recoupments” on p. 155 of the Prospectus is hereby deleted in its entirety and replaced with the following:

	1 Year	3 Year	5 Year	10 Year
SA Janus Focused Growth Portfolio (f/k/a SA Marsico Focused Growth Portfolio)*
(Class 1 shares)	$82	$277	$489	$1,099
(Class 2 shares)	$97	$324	$570	$1,274
(Class 3 shares)	$107	$355	$623	$1,389

*	The amount by which brokerage commission recapture reduced Portfolio expenses was less than 0.01%.

In the section entitled “Management – Information about the Subadvisers,” the information with respect to Marsico Capital Management, LLC is deleted in its entirety and replaced with the following:

Janus Capital Management LLC (Janus) is a Delaware limited liability company with principal offices at 151 Detroit Street, Denver, CO 80206. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or subadviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of December 31, 2015, JCGI had approximately $189.1 billion in assets under management.

The SA Janus Focused Growth Portfolio is managed by Doug Rao and Nick Schommer, CFA. Mr. Rao is a portfolio manager of the Janus concentrated growth and concentrated all cap growth strategies. Prior to joining Janus in May 2013, Mr. Rao was a partner and portfolio manager of Chautauqua Capital since August 2012. From 2005 to 2012, he was a portfolio manager at Marsico Capital, holding several positions during his tenure. His first role was as an analyst, a position he held from 2005 to 2009. In 2007, Mr. Rao was named a portfolio manager, at which time he began managing the Marsico Flexible Capital strategy. In 2010, Mr. Rao began co-managing the Marsico Focus strategy and the Marsico Growth strategy. Prior to his tenure at Marsico Capital, Mr. Rao was a senior analyst at Trust Company of the West from December 2000 to July 2005. Mr. Rao received his bachelor’s degree in history from the University of Virginia and his MBA from the University of California, Los Angeles.

Mr. Schommer is a Portfolio Manager of the Janus concentrated growth and concentrated all cap growth strategies, a position he has held since January 2016. Mr. Schommer is also an equity research analyst primarily focusing on the financials and consumer sectors. Prior to joining Janus in 2013, Mr. Schommer was an associate portfolio manager at Thornburg Investment Management, as position he held since January 2012. Prior to that, Mr. Schommer was a research analyst at Marsico Capital Management for more than four years where he led the coverage of the financial services sector on a global basis. Mr. Schommer holds the Chartered Financial Analyst designation and has 9 years of financial industry experience.

Capitalized terms used herein but not defined have the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version:        Combined Master

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Marsico Focused Growth Portfolio

(the “Portfolio”)

Supplement dated June 16, 2016 to the Portfolio’s

Statement of Additional Information (“SAI”) dated May 1, 2016, as amended

All reference to Marsico Capital Management, LLC (“Marsico”) is deleted in its entirety. In addition, except as otherwise noted in this supplement, all reference to the “SA Marsico Focused Growth Portfolio” is changed to “SA Janus Focused Growth Portfolio.” On page 1 of the SAI, the first paragraph under the heading “Portfolio Name Changes” is supplemented as follows:

Portfolio Name Changes. The Trustees approved the renaming of the following Portfolios: . . . . ; and (y) SA Marsico Focused Growth Portfolio to SA Janus Focused Growth Portfolio effective June 30, 2016.

In addition on page 2 of the SAI, the reference to Marsico in the first full paragraph is deleted and replaced with a reference to Janus Capital Management, LLC (“Janus”).

On page 63, the section entitled “SUBADVISORY AGREEMENTS” is supplemented as follows:

Janus is a Delaware limited liability company and is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”). JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. As of March 31, 2016 JCGI had approximately $188.0 billion in assets under management.

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to Marsico on page 69 is deleted and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Janus	Rao, Doug**	5[1]	3,176.7	1	30.3	3	157.4
	Schommer, Nick, CFA**	5[1]	3,176.7	1	30.3	3	157.4

*	As of March 31, 2016
**	For any co-managed account, the assets reflect total account assets.
(1)	Two of the accounts included in the total, consisting of $2,934,037,847 of the total assets in the category, have performance-based advisory fees.

In the section entitled “PORTFOLIO MANAGERS – Compensation,” the information with respect to Marsico on page 80 is deleted in its entirety and replaced with the following:

Janus. The portfolio managers, co-portfolio managers (if applicable), and the Director of Research (“portfolio manager” or “portfolio managers”) are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards. The long-term incentive awards are subject to a vesting schedule and consist of a mixture of Janus Capital Group Inc. restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager.

A portfolio manager’s variable compensation is discretionary and is determined by Janus management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus’s pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods. Portfolio managers who take on new responsibilities or who are transitioning or have transitioned their responsibilities may also have guaranteed minimum compensation levels for limited periods.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with Janus Capital Group Inc.’s Executive Income Deferral Program.

Capitalized terms used herein but not defined shall have the meaning assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.